EATON VANCE NEXTSHARES TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust (the “Registrant”) on behalf of Eaton Vance Stock NextShares (the “Fund”) (1933 Act File No. 333-197733) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2017 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 3 (“Amendment No. 3”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 3 was filed electronically with the Commission (Accession No. 0000940394-17-000908) on April 27, 2017.

EATON VANCE NEXTSHARES TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: May 2, 2017